                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Secretary, Treasurer & Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina             May 9, 2008
---------------------------        -------------------        --------------
        [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Mangers: None

Form 13F Information Table Entry Total: 122
Form 13F Information Table Value Total: (thousands) 338,026
List of Other Included Mangers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

SEC 13-F

Canal Insurance Company and Canal Indemnity Company as of 3/31/2008

                                   Title of             Market Value Shares/Par        Investment   VOTING AUTHORITY
Name of Issuer                       Class     CUSIP      (1000's)      Value   SH/PRN Discretion   Sole  Shared None
ADAPTEC INC Conv Bond .750%          Bond   00651F-AG-3       596      618,000    PRN     Sole    618,000
AAR CORP                             COM    000361-10-5     1,036       38,000    SH      Sole     38,000
AGL RESOURCE INC.                    COM    001204-10-6       384       11,200    SH      Sole     11,200
AT&T INC                             COM    00206R-10-2     7,526      196,500    SH      Sole    196,500
ABITIBIBOWATER INC                   COM    003687-10-0       360       27,924    SH      Sole     27,924
ADVANCED MICRO DEVICES INC.          COM    007903-10-7     1,178      200,000    SH      Sole    200,000
ALTRIA GROUP INC                     COM    02209S-10-3        67        3,000    SH      Sole      3,000
ALUMINA LTD ADR                      COM    022205-10-8       346       17,000    SH      Sole     17,000
AMERICAN INT'L GROUP INC             COM    026874-10-7     2,080       48,100    SH      Sole     48,100
AMGEN INC                            COM    031162-10-0     1,253       30,000    SH      Sole     30,000
ANADARKO PETROLEUM CORP              COM    032511-10-7     5,042       80,000    SH      Sole     80,000
APACHE CORP                          COM    037411-10-5     2,416       20,000    SH      Sole     20,000
APPLIED MATERIALS INC                COM    038222-10-5     3,902      200,000    SH      Sole    200,000
AVIS BUDGET GROUP INC                COM    053774-10-5       216       20,330    SH      Sole     20,330
BP AMOCO P L C ADR                   COM    055622-10-4     5,594       92,240    SH      Sole     92,240
BANK OF AMERICA CORP                 COM    060505-10-4     2,972       78,400    SH      Sole     78,400
THE BANK OF NEW YORK MELLON CORP     COM    064058-10-0     1,575       37,736    SH      Sole     37,736
BARD-C R-INC                         COM    067383-10-9     4,666       48,400    SH      Sole     48,400
BARRICK GOLD CORP                    COM    067901-10-8     2,589       59,576    SH      Sole     59,576
BAXTER INTERNATIONAL  INC            COM    071813-10-9     3,585       62,000    SH      Sole     62,000
BECTON DICKINSON                     COM    075887-10-9     2,747       32,000    SH      Sole     32,000
WR BERKLEY CORP                      COM    084423-10-2        83        3,000    SH      Sole      3,000
BHP BILLITON LTD                     COM    088606-10-8     7,244      110,000    SH      Sole    110,000
BRISTOL MYERS SQUIBB CO              COM    110122-10-8     2,802      131,549    SH      Sole    131,549
CV THERAPEUTICS INC                  COM    126667-10-4       357       50,000    SH      Sole     50,000
CAMPBELL SOUP CO                     COM    134429-10-9     1,358       40,000    SH      Sole     40,000
CANADIAN PACIFIC RAILWAY LTD         COM    13645T-10-0     3,060       47,600    SH      Sole     47,600
CHEVRON CORP                         COM    166764-10-0     7,618       89,240    SH      Sole     89,240
CISCO SYSTEMS                        COM    17275R-10-2     9,309      386,435    SH      Sole    386,435
CITIGROUP INC                        COM    172967-10-1     1,071       50,000    SH      Sole     50,000
CONOCOPHILLIPS                       COM    20825C-10-4    10,669      140,000    SH      Sole    140,000
CYBERONICS INC                       COM    23251P-10-2     1,445       99,650    SH      Sole     99,650
DRS TECHNOLOGIES INC                 COM    23330X-10-0       874       15,000    SH      Sole     15,000
DWS EMERGING MARKETS EQUITY FUND     COM    23337R-50-2       733       34,396    SH      Sole     34,396
DIEBOLD INC                          COM    253651-10-3     2,253       60,000    SH      Sole     60,000
DOMINION RESOURCES INC               COM    25746U-10-9       593       14,528    SH      Sole     14,528
DUPONT DENEMOURS & CO                COM    263534-10-9       982       21,000    SH      Sole     21,000
DUKE ENERGY HOLDING CORPORATION      COM    26441C-10-5     4,248      238,000    SH      Sole    238,000
EMC CORP                             COM    268648-10-2     4,754      331,553    SH      Sole    331,553
EL PASO CORP                         COM    28336L-10-9     3,494      210,000    SH      Sole    210,000
ENCANA CORPORATION                   COM    292505-10-4     7,575      100,000    SH      Sole    100,000
ENERGEN CORP                         COM    29265N-10-8       623       10,000    SH      Sole     10,000
EXXON MOBIL CORP                     COM    30231G-10-2     6,766       80,000    SH      Sole     80,000

F P L GROUP INC                      COM    302571-10-4     2,886       46,000    SH      Sole     46,000
FLUOR CORP NEW                       COM    343412-10-2     2,823       20,000    SH      Sole     20,000
FLOWERS FOODS                        COM    343498-10-1     1,504       60,775    SH      Sole     60,775
FREEPORT MCMORAN COPPER & GOLD       COM    35671D-85-7       709        7,370    SH      Sole      7,370
GENERAL DYNAMICS CORPORATION         COM    369550-10-8     1,667       20,000    SH      Sole     20,000
GENERAL ELECTRIC CO                  COM    369604-10-3     7,772      210,000    SH      Sole    210,000
GLOBAL  PAYMENTS INC                 COM    37940X-10-2     2,233       54,000    SH      Sole     54,000
HARRIS CORP                          COM    413875-10-5     1,941       40,000    SH      Sole     40,000
HAWAIIAN ELECTRIC INC                COM    419870-10-0       286       12,000    SH      Sole     12,000
HEWLETT PACKARD COMPANY              COM    428236-10-3     8,219      180,000    SH      Sole    180,000
HOME DEPOT INC                       COM    437076-10-2     2,238       80,000    SH      Sole     80,000
INTEL CORP                           COM    458140-10-0     2,118      100,000    SH      Sole    100,000
INTERNATIONAL BUSINESS MACHS CORP    COM    459200-10-1    12,781      111,000    SH      Sole    111,000
JPMORGAN CHASE & CO                  COM    46625H-10-0     5,584      130,000    SH      Sole    130,000
JARDEN CORP                          COM    471109-10-8       337       15,484    SH      Sole     15,484
JOHNSON & JOHNSON                    COM    478160-10-4     7,784      120,000    SH      Sole    120,000
KRAFT FOODS INC                      COM    50075N-10-4        64        2,076    SH      Sole      2,076
L-3 COMMUNICATIONS HLDGS             COM    502424-10-4     1,093       10,000    SH      Sole     10,000
LEVEL 3 COMMUNICATIONS INC           COM    52729N-10-0       816      385,000    SH      Sole    385,000
LINCOLN NATIONAL CORP                COM    534187-10-9     1,182       22,734    SH      Sole     22,734
LOCKHEED MARTIN CORPORATION          COM    539830-10-9     5,958       60,000    SH      Sole     60,000
MASSEY ENERGY CORP                   COM    576206-10-6       730       20,000    SH      Sole     20,000
MCDERMOTT INTERNATIONAL INC          COM    580037-10-9     8,223      150,000    SH      Sole    150,000
MERCK & COMPANY                      COM    589331-10-7     5,693      150,000    SH      Sole    150,000
MICROSOFT CORP                       COM    594918-10-4     9,365      330,000    SH      Sole    330,000
MONSANTO COMPANY                     COM    61166W-10-1     1,141       10,234    SH      Sole     10,234
MOTOROLA INC                         COM    620076-10-9     1,032      111,000    SH      Sole    111,000
NATIONAL SEMICONDUCTOR               COM    637640-10-3     1,099       60,000    SH      Sole     60,000
NEWMONT MINING CORP                  COM    651639-10-6     3,061       67,561    SH      Sole     67,561
NOKIA CORP ADR                       COM    654902-20-4       955       30,000    SH      Sole     30,000
NORTH POINTE HOLDINGS CORP           COM    661696-10-4       316       20,000    SH      Sole     20,000
NORTHROP GRUMMAN CORP                COM    666807-10-2     4,335       55,712    SH      Sole     55,712
NUANCE COMMUNICATIONS INC            COM    67020Y-10-0     2,089      120,000    SH      Sole    120,000
ORBITAL SCIENCES CORP                COM    685564-10-6     2,328       96,600    SH      Sole     96,600
OWENS ILLINOIS INC                   COM    690768-40-3       536        9,491    SH      Sole      9,491
PALL CORP                            COM    696429-30-7     1,052       30,000    SH      Sole     30,000
PETROHAWK ENERGY CORP                COM    716495-10-6       807       40,000    SH      Sole     40,000
PFIZER INC                           COM    717081-10-3     4,106      196,200    SH      Sole    196,200
PHILLIP MORRIS INTERNATIONAL         COM    718172-10-9        60        3,000    SH      Sole      3,000
PIEDMONT NATURAL GAS COMPANY INC     COM    720186-10-5     5,739      218,527    SH      Sole    218,527
PROGRESS ENERGY INC                  COM    743263-10-5     1,668       40,000    SH      Sole     40,000
PROLOGIS                             COM    743410-10-2     1,640       27,870    SH      Sole     27,870
QUALCOMM INC                         COM    747525-10-3       410       10,000    SH      Sole     10,000
RMK Advantage Income Fund, Inc.      COM    74963L-10-3        84       25,000    SH      Sole     25,000
RMK MULTI-SECTOR HIGH INCOME FUND    COM    74963Q-10-2       172       51,650    SH      Sole     51,650
RAYTHEON CO                          COM    755111-50-7     8,625      133,500    SH      Sole    133,500
SAFECO CORP                          COM    786429-10-0     2,633       60,000    SH      Sole     60,000
SARA LEE CORP                        COM    803111-10-3     1,425      101,900    SH      Sole    101,900
SCANA CORP                           COM    80589M-10-2     1,683       46,000    SH      Sole     46,000
SCANSOURCE INC.                      COM    806037-10-7     3,615       99,900    SH      Sole     99,900
SCHLUMBERGER LTD                     COM    806857-10-8     7,047       81,000    SH      Sole     81,000

SECURE COMPUTING CORP                COM    813705-10-0       710      110,000    SH      Sole    110,000
SONUS NETWORKS INC                   COM    835916-10-7       206       60,000    SH      Sole     60,000
THE SOUTH FINANCIAL GROUP INC        COM    837841-10-5     6,790      456,921    SH      Sole    456,921
SPECTRA ENERGY CORP                  COM    847560-10-9     2,503      110,000    SH      Sole    110,000
STRYKER CORP                         COM    863667-10-1     1,301       20,000    SH      Sole     20,000
SYMANTEC CORP                        COM    871503-10-8     1,496       90,000    SH      Sole     90,000
TELEFONICA S.A. ADR                  COM    879382-20-8       584        6,752    SH      Sole      6,752
TELEFONOS DE MEXICO S.A.B. DE C.V.   COM    879403-78-0     3,760      100,000    SH      Sole    100,000
TEMPLETON CHINA WORLD FUND           COM    88018X-10-2       730       20,000    SH      Sole     20,000
TEXAS INSTRUMENTS INC                COM    882508-10-4     1,414       50,000    SH      Sole     50,000
3COM CORP                            COM    885535-10-4       151       66,000    SH      Sole     66,000
TIME WARNER INC New                  COM    887317-10-5     1,402      100,000    SH      Sole    100,000
TRIMBLE NAVIGATIONS LTD              COM    896239-10-0     2,144       75,000    SH      Sole     75,000
UNITED TECHNOLOGIES CORP             COM    913017-10-9     7,570      110,000    SH      Sole    110,000
VERIZON COMMUNICATIONS INC           COM    92343V-10-4     2,916       80,000    SH      Sole     80,000
WACHOVIA CORP                        COM    929903-10-2     2,398       88,815    SH      Sole     88,815
WILLIAMS COMPANIES                   COM    969457-10-0     7,981      242,000    SH      Sole    242,000
WYETH                                COM    983024-10-0       418       10,000    SH      Sole     10,000
WYNDHAM WORLDWIDE CORP               COM    98310W-10-8       841       40,660    SH      Sole     40,660
XEROX CORPORATION                    COM    984121-10-3     3,293      220,000    SH      Sole    220,000
YAHOO! INC                           COM    984332-10-6       868       30,000    SH      Sole     30,000
ZIMMER HOLDINGS INC                  COM    98956P-10-2     2,196       28,200    SH      Sole     28,200
COVIDIEN LTD                         COM    G2552X-10-8     1,107       25,021    SH      Sole     25,021
NABORS INDUSTRIES LTD                COM    G6359F-10-3     1,216       36,000    SH      Sole     36,000
TRANSOCEAN INC.                      COM    G90073-10-0     1,892       13,992    SH      Sole     13,992
TYCO INTERNATIONAL LTD               COM    G9143X-20-8     1,102       25,021    SH      Sole     25,021
TYCO ELECTRONICS LTD CORP            COM    G9144P-10-5       859       25,021    SH      Sole     25,021
FLEXTRONICS INT'L LTD                COM    Y2573F-10-2       470       50,000    SH      Sole     50,000